SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                             ----------------------


Cash Account Trust                           DWS Global Bond Fund                        DWS RREEF Real Estate Securities Fund
  Government & Agency Securities Portfolio   DWS Global Opportunities Fund               DWS S&P 500 Index Fund
  Money Market Portfolio                     DWS Global Thematic Fund                    DWS Short Duration Fund
  Tax-Exempt Portfolio                       DWS GNMA Fund                               DWS Short Duration Plus Fund
Cash Management Fund Institutional           DWS Gold & Precious Metals Fund             DWS Short Term Bond Fund
Cash Management Fund Investment              DWS Growth & Income Fund                    DWS Short-Term Municipal Bond Fund
Cash Reserve Fund, Inc.                      DWS Growth Allocation Fund                  DWS Small Cap Core Fund
  Prime Series                               DWS Growth Plus Allocation Fund             DWS Small Cap Growth Fund
  Tax-Free Series                            DWS Health Care Fund                        DWS Small Cap Value Fund
  Treasury Series                            DWS High Income Fund                        DWS Strategic Income Fund
Cash Reserves Fund Institutional             DWS High Income Plus Fund                   DWS Target 2008 Fund
Daily Assets Fund Institutional              DWS High Yield Tax Free Fund                DWS Target 2010 Fund
DWS Balanced Fund                            DWS Inflation Protected Plus Fund           DWS Target 2011 Fund
DWS Blue Chip Fund                           DWS Intermediate Tax/AMT Free Fund          DWS Target 2012 Fund
DWS California Tax-Free Income Fund          DWS International Equity Fund               DWS Target 2013 Fund
DWS Capital Growth Fund                      DWS International Fund                      DWS Target 2014 Fund
DWS Cash Investment Trust                    DWS International Select Equity Fund        DWS Tax Free Money Fund
DWS Commodity Securities Fund                DWS International Value Opportunities       DWS Technology Fund
DWS Communications Fund                        Fund                                      DWS U.S. Bond Index Fund
DWS Conservative Allocation Fund             DWS Japan Equity Fund                       DWS U.S. Government Securities Fund
DWS Core Fixed Income Fund                   DWS Large Cap Value Fund                    DWS U.S. Treasury Money Fund
DWS Core Plus Allocation Fund                DWS Large Company Growth Fund               DWS Value Builder Fund
DWS Core Plus Income Fund                    DWS Latin America Equity Fund               Investors Cash Trust
DWS Disciplined Market Neutral Fund          DWS Lifecycle Long Range Fund                 Government & Agency Securities
DWS Dreman Concentrated Value Fund           DWS Managed Municipal Bond Fund               Portfolio Treasury Portfolio
DWS Dreman Financial Services Fund           DWS Massachusetts Tax-Free Fund             Investors Municipal Cash Fund
DWS Dreman High Return Equity Fund           DWS Micro Cap Fund                            Investors Florida Municipal Cash Fund
DWS Dreman Mid Cap Value Fund                DWS Mid Cap Growth Fund                       Investors Michigan Municipal Cash Fund
DWS Dreman Small Cap Value Fund              DWS Moderate Allocation Fund                  Investors New Jersey Municipal Cash
DWS EAFE(R) Equity Index Fund                  DWS Money Funds                               Fund
DWS Emerging Markets Equity Fund               DWS Government & Agency Money Fund          Investors Pennsylvania Municipal Cash
DWS Emerging Markets Fixed Income Fund         DWS Money Market Prime Series                 Fund
DWS Enhanced S&P 500 Index Fund                DWS Tax-Exempt Money Fund                   Tax-Exempt New York Money Market Fund
DWS Equity 500 Index Fund                    DWS Money Market Series                     Money Market Fund Investment
DWS Equity Income Fund                       DWS New York Tax-Free Income Fund           NY Tax Free Money Fund
DWS Equity Partners Fund                     DWS Pacific Opportunities Equity Fund       Tax Free Money Fund Investment
DWS Europe Equity Fund                       DWS RREEF Global Real Estate Securities     Tax-Exempt California Money Market Fund
                                               Fund                                      Treasury Money Fund
                                                                                         Treasury Money Fund Investment


The following information supplements disclosure in the purchase and redemption information section of each fund's/portfolio's prospectuses:

The fund's investment advisor (the "Advisor"), DWS Scudder Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency fees payable by the




                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

October 30, 2006
DMF-3612
fund (generally by reimbursement to the Distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in this prospectus or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting, or shareholder processing services and/or for providing a fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the fund serviced and maintained by the financial advisor, .05% to .40% of sales of the fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this fund. Additional information regarding these revenue sharing payments is included in the fund's SAI, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the SAI).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.











               Please Retain This Supplement for Future Reference


October 30, 2006
DMF-3612

Supplement to the currently effective Statements of Additional Information of each of the listed funds/portfolios:


 Cash Account Trust                         DWS GNMA Fund                             DWS Short Term Bond Fund
     Government & Agency Securities         DWS Gold & Precious Metals Fund           DWS Short-Term Municipal Bond Fund
     Portfolio                              DWS Growth & Income Fund                  DWS Small Cap Core Fund
     Money Market Portfolio                 DWS Growth Allocation Fund                DWS Small Cap Growth Fund
     Tax-Exempt Portfolio                   DWS Growth Plus Allocation Fund           DWS Small Cap Value Fund
 Cash Management Fund Institutional         DWS Health Care Fund                      DWS Strategic Income Fund
 Cash Management Fund Investment            DWS High Income Fund                      DWS Target 2008 Fund
 Cash Reserve Fund, Inc.                    DWS High Income Plus Fund                 DWS Target 2010 Fund
     Prime Series                           DWS High Yield Tax Free Fund              DWS Target 2011 Fund
     Tax-Free Series                        DWS Inflation Protected Plus Fund         DWS Target 2012 Fund
     Treasury Series                        DWS Intermediate Tax/AMT Free Fund        DWS Target 2013 Fund
 Cash Reserves Fund Institutional           DWS International Equity Fund             DWS Target 2014 Fund
 Daily Assets Fund Institutional            DWS International Fund                    DWS Tax Free Money Fund
 DWS Balanced Fund                          DWS International Select Equity Fund      DWS Technology Fund
 DWS Blue Chip Fund                         DWS International Value Opportunities     DWS U.S. Bond Index Fund
 DWS California Tax-Free Income Fund            Fund                                  DWS U.S. Government Securities Fund
 DWS Capital Growth Fund                    DWS Japan Equity Fund                     DWS U.S. Treasury Money Fund
 DWS Cash Investment Trust                  DWS Large Cap Value Fund                  DWS Value Builder Fund
 DWS Commodity Securities Fund              DWS Large Company Growth Fund             Investors Cash Trust
 DWS Communications Fund                    DWS Latin America Equity Fund                 Government & Agency Securities
 DWS Conservative Allocation Fund           DWS Lifecycle Long Range Fund                   Portfolio
 DWS Core Fixed Income Fund                 DWS Managed Municipal Bond Fund               Treasury Portfolio
 DWS Core Plus Allocation Fund              DWS Massachusetts Tax-Free Fund           Investors Municipal Cash Fund
 DWS Core Plus Income Fund                  DWS Micro Cap Fund                            Investors Florida Municipal Cash
 DWS Disciplined Market Neutral Fund        DWS Mid Cap Growth Fund                         Fund
 DWS Dreman Concentrated Value Fund         DWS Moderate Allocation Fund                  Investors Michigan Municipal Cash
 DWS Dreman Financial Services Fund         DWS Money Funds                                 Fund
 DWS Dreman High Return Equity Fund             DWS Government & Agency Money Fund        Investors New Jersey Municipal
 DWS Dreman Mid Cap Value Fund                  DWS Money Market Prime Series               Cash Fund
 DWS Dreman Small Cap Value Fund                DWS Tax-Exempt Money Fund                 Investors Pennsylvania Municipal
 DWS EAFE(R) Equity Index Fund              DWS Money Market Series                         Cash Fund
 DWS Emerging Markets Equity Fund           DWS New York Tax-Free Income Fund             Tax-Exempt New York Money Market
 DWS Emerging Markets Fixed Income Fund     DWS Pacific Opportunities Equity Fund           Fund
 DWS Enhanced S&P 500 Index Fund            DWS RREEF Global Real Estate              Money Market Fund Investment
 DWS Equity 500 Index Fund                    Securities Fund                         NY Tax Free Money Fund
 DWS Equity Income Fund                     DWS RREEF Real Estate Securities Fund     Tax Free Money Fund Investment
 DWS Equity Partners Fund                   DWS S&P 500 Index Fund                    Tax-Exempt California Money Market Fund
 DWS Europe Equity Fund                     DWS Short Duration Fund                   Treasury Money Fund
 DWS Global Bond Fund                       DWS Short Duration Plus Fund              Treasury Money Fund Investment
 DWS Global Opportunities Fund
 DWS Global Thematic Fund



The following information supplements the "Purchase and Redemption" section of each fund's/portfolio's Statements of Additional Information:

Revenue Sharing

In light of recent regulatory developments, the investment advisor (the "Advisor"), DWS Scudder Distributors, Inc. (the "Distributor") and their affiliates have undertaken to furnish certain additional information below regarding the


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group
level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of investors and Fund shares ("revenue sharing").

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the Fund, to financial advisors in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency fees payable by the Fund (generally by reimbursement to the Distributor or an affiliate) to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the NASD or other concessions described in the fee table or elsewhere in the prospectus or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for administrative, sub-accounting or shareholder processing services and/or for providing a fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares, or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from ..01% up to .50% of assets of the Fund serviced and maintained by the financial advisor, .05% to .40% of sales of the Fund attributable to the financial advisor, a flat fee of $12,500 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Fund or of any particular share class of the Fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors

A G Edwards & Sons Inc.
AIG Advisors Group
Cadaret, Grant & Co. Inc.
Brown Brothers Harriman
Capital Analyst, Incorporated
Citicorp Investment Services
Citigroup Global Markets, Inc. (dba Smith Barney)

Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) HD Vest Investment Securities, Inc.
ING Group
LaSalle Financial Services, Inc.
Linsco/Private Ledger Corp.
McDonald Investments Inc.
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley
Oppenheimer & Co., Inc.
Pacific Select Distributors Group
The Principal Financial Group
Prudential Investments
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wachovia Securities
Wells Fargo Investments, LLC

Channel: Fund Supermarket Platforms

ADP Clearing
Charles Schwab & Co., Inc.
E*Trade
Fidelity Investments
First Trust
National Financial
National Investor Services Corporation
Pershing LLC
USAA Investment Management

Channel: Defined Contribution Investment Only Platforms

401K Investment Services
ACS / Buck Consultants
ADP, Inc.
Alliance Benefit Group Financial Services Corp.
American Express Financial Advisors, Inc.
AMG Service Corp. / Lincoln Retirement Services Company, LLC
AST Trust Company
Benefit Administration
BISYS
Ceridian Retirement Plan Services
Charles Schwab & Co., Inc.
Charles Schwab Trust Company
City National Bank
Citistreet
C.N.A. Trust
Compusys/ERISA Group Inc.
Copeland Companies
CPI Qualified Plans Daily Access.Com Inc.
Digital Retirement Solutions
Edgewood Services
Expert Plan Inc.
Federated Securities Corp.

Fidelity Institutional Retirement Services Company
Fisserv
Franklin Templeton Defined Contribution
GoldK
Great West Life and Annuity / BenefitsCorp Equities Inc.
Hand Securities
Hartford Life Insurance Company
Hewitt Assoc. LLC
ING Aetna Trust Company
Invesmart
JPMorgan Retirement Plan Services LLC
John Hancock
Lincoln National Life
Marsh Insurance & Investment Company
Marshall & Ilsley Trust Company
Maryland Supplemental Retirement Plan
Matrix Settlement & Clearance
Mercer HR Services
Merrill Lynch, Pierce, Fenner & Smith Inc.
Met Life
MFS
Mid Atlantic Capital Corporation
Nationwide Trust Company
Nationwide Financial
Neuberger Berman
New York Life Investment Management Service Company
Nyhart/Alliance Benefit Group Indiana
PFPC, Inc.
Plan Administrators, Inc.
PNC Bank N.A.
Principal Life Insurance Company
Prudential Investments
Reliance Trust Company
Resource Trust (IMS)
Retirement Financial Services
State Street Bank and Trust Company
SunGard Investment Products Inc.
The Princeton Retirement Group, Inc.
T. Rowe Price
Union Bank of California
UMB Bank
Valic/Virsco Retirement Services Co
Vanguard Group
Wachovia Bank (First Union National Bank)
Wells Fargo
Wilmington Trust

Channel: Cash Product Platform

ADP Clearing & Outsourcing
Allegheny Investments LTD
Bank of New York (Hare & Co.)
Bear Stearns
Brown Investment Advisory & Trust Company
Brown Brothers Harriman
Cadaret Grant & Co.

Chase Manhattan Bank
Chicago Mercantile Exchange
Citibank, N.A.
D.A. Davidson & Company
DB Alex Brown/Pershing
DB Securities
Deutsche Bank Trust Company Americas
Emmett A. Larkin Company
Fiduciary Trust Co. - International
Huntleigh Securities
Lincoln Investment Planning
Linsco Private Ledger Financial Services
Mellon Bank
Nesbitt Burns Corp.
Penson Financial Services
Pershing Choice Platform
Profunds Distributors, Inc.
SAMCO Capital Markets (Fund Services, Inc.)
Saturn & Co. (Investors Bank & Trust Company)
Smith Moore & Company
Sungard Financial
Turtle & Co. (State Street)
UBS
US Bank
William Blair & Company

Channel: Third Party Insurance Platforms

Allmerica Financial Life Insurance Company
Allstate Life Insurance Company of New York
Ameritas Life Insurance Group
American General Life Insurance Company
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great-West Life and Annuity Insurance Company
First MetLife Investors Insurance Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life
John Hancock Life Insurance Company of New York
John Hancock Life Insurance Company (U.S.A.)
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
Minnesota Life Insurance Company

Mutual of America Life Insurance Company
National Life Insurance Company
Nationwide Financial Services Inc.
Nationwide Life and Annuity Company of America
Nationwide Life Insurance Company of America
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
Sun Life Assurance Company of Canada (U.S.)
Sun Life Assurance and Annuity Company of New York
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS Funds or a particular DWS Fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.

It is likely that broker-dealers that execute portfolio transactions for the Fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


               Please Retain This Supplement for Future Reference




October 30, 2006